Net finance costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Finance costs	€ (1,024)	€ (994)	[1]	€ (922)	[1]
Bank loans and overdrafts	(52)	(73)		(73)
Interest on bonds and other loans	(967)	(857)		(818)
Interest on lease liabilities	(79)	(69)		(64)
Net gain/(loss) on transactions for which hedge accounting is not applied	74	5		33
Finance income	398	391		392
Pensions and similar obligations	123	83	[1]	121	[1]
Net finance costs	(503)	(520)	[1]	(409)	[1]
Unwinding of discount	(3)	(3)
On foreign exchange derivatives
Disclosure of attribution of expenses by nature to their function [line items]
Net gain/(loss) on transactions for which hedge accounting is not applied	24	(80)		77
Exchange difference on underlying items
Disclosure of attribution of expenses by nature to their function [line items]
Net gain/(loss) on transactions for which hedge accounting is not applied	€ 50	€ 85		€ (44)

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).